Nature of Operations and Items Impacting Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Gain by Transactions Component
The following represents a summary of the pre-tax gain recognized by transaction component, as well as the related classification within the Financial Statements:

	Years Ended December 31,
	2017	2016

Gain on sale of entities	$—	$6.6
Novations, resulting in recognized gains (a)	—	59.1
Loss on retroactive reinsurance component, before realized gains (b)	—	(109.6)
Net loss prior to realized gains on transferred securities supporting retroactive component (c)	—	(43.9)
Realized gains on transferred securities supporting retroactive	—	141.5
Amortization of deferred gains (d)	90.0	356.1
Total	$90.0	$453.7

(a)	Novations of certain insurance policies directly to Sun Life allowed for immediate gain recognition.

(b)
Reinsurance of existing claims liabilities requires retroactive accounting necessitating losses to be recognized immediately. However, upon transfer of the associated assets supporting the liabilities, the Company recognized realized gains which more than offset the retroactive losses. The Company was required to classify the realized gains as part of net realized gains on investments, within the statements of operations.

(c)	Amount classified within underwriting, general and administrative expenses in the statements of operations.

(d)
Amount classified as amortization of deferred gains and gains on disposal of businesses within the statements of operations. The year ended December 31, 2017 amount includes subsequent novations of $1.4 million that allowed immediate gain recognition.

Schedule of Change in Presentation of Certain Preneed Life Insurance Policies
The effect of this change to the 2017 financial statements is shown below.

	As of and for the year ended December 31, 2017
	Before Adjustment	Adjustment	Reported
Balance sheet:
Assets
Other assets	$20.3	$27.1	$47.4
Total assets	$6,313.0	$27.1	$6,340.1

Liabilities
Unearned premiums	27.4	27.1	54.5
Total assets	$6,106.0	$27.1	$6,133.1

Statement of operations:
Revenues
Net earned premiums	$5.8	$(0.3)	$5.5
Fees and other income	4.0	25.0	29.0
Total revenues	$181.5	$24.7	$206.2

Benefits, losses and expenses
Policyholder benefits	$35.7	$22.9	$58.6
Underwriting, general, and administrative expenses	20.7	1.8	22.5
Total benefits, losses, and expenses	$56.4	$24.7	$81.1